Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Face amount of policies in force					$ 80,872	$ 86,587	$ 95,577
Premiums Written and Earned
Direct Premiums Written	$ 670	$ 1,125	$ 2,128	$ 1,737	2,812	3,145	2,168
Direct Premiums Unearned	7	14	(3)	(3)		5	1
Direct Premiums Earned	677	1,139	2,125	1,734	2,812	3,150	2,169
Ceded Premiums Written	(670)	(1,125)	(2,128)	(1,737)	(2,812)	(3,145)	(2,172)
Ceded Premiums Unearned	(7)	(14)	3	3		(5)	(18)
Ceded Premiums Earned	(677)	(1,139)	(2,125)	(1,734)	(2,812)	(3,150)	(2,190)
Premiums written, net						5	(4)
Change in unearned premiums, net						(5)	(17)
Premiums, net							(21)
Contract revenue direct	2,656	1,856	5,097	3,334	7,535	3,498	1,303
Contract revenue ceded to affiliate	(2,656)	(1,856)	(5,097)	(3,334)	(7,535)	(3,498)	(1,303)
Contract charges, net
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct	(100)	788	1,783	1,432	2,507	2,779	1,761
Policyholder Benefits and Claims Incurred, Ceded	100	(787)	(1,783)	(1,431)	(2,507)	(2,777)	(1,762)
Policyholder Benefits and Claims Incurred, Net		1		1		2	(1)
Interest credited to policyholder account balances, Direct	13,878	10,401	26,826	19,838	41,175	30,469	20,519
Interest credited to policyholder account balances, Ceded to affiliate	(13,858)	(10,406)	(26,792)	(19,853)	(41,190)	(30,469)	(20,519)
Interest credited to policyholder account balances, net	$ 20	$ (5)	$ 34	$ (15)	$ (15)